Note 12 - Income Taxes - Components of Income Tax Provision (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Income (loss) before taxes for the year	$ (4,472,170)	$ 956,578	$ (4,150,992)
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery based on above rates	$ (1,207,000)	$ 258,000	$ (1,120,749)
Change in statutory, foreign tax, foreign exchange rates and other	(3,000)	2,000	0
Permanent difference	204,000	(29,000)	699,278
Impact of flow through share	124,000	449,000	0
Share issue cost	(129,000)	(27,000)	0
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	94,000	(108,000)	0
Change in unrecognized deductible temporary differences	1,105,000	(545,000)	421,471
Deferred income tax recovery	$ 0	$ 0	$ 0